LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Jun. 30, 2019
LEASES [Abstract]
Weighted average remaining lease term	5 years 3 months 19 days
Weighted average discount rate	9.40%